Share Capital and Share Premium - Schedule of Share Capital Stock and Share Premium Amounts (Details) - Share Capital [Member] - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital Stock and Share Premium Amounts [Line Items]
Number of shares, Balance (in Shares)		40,003,674	37,563,768
Shares issued amount, Balance		$ 401,272	$ 375,641
Shares to be issued amount, Balance			$ 3,068
Treasury Shares, Balance (in Shares)		1,232
Share Premium, Balance		$ 70,152,421	$ 66,996,982
Cost of own shares held, Balance		$ (303,768)
Number of shares, Balance (in Shares)		38,440,602
Shares issued amount, Balance		$ 385,641
Shares to be issued amount, Balance		$ 3,068
Treasury Shares, Balance (in Shares)		(1,232)
Share Premium, Balance		$ 69,159,382
Cost of own shares held, Balance		$ (303,768)
Number of shares, Issue of share capital (in Shares)	[1]	30,103
Shares issued amount, Issue of share capital	[1]	$ 301
Shares to be issued amount, Issue of share capital	[1]
Treasury Shares, Issue of share capital (in Shares)	[1]
Share Premium, Issue of share capital	[1]	$ 24,302
Cost of own shares held, Issue of share capital	[1]
Number of shares, Settlement with shareholders (Business Combination) (in Shares)
Shares issued amount, Settlement with shareholders (Business Combination)
Shares to be issued amount, Settlement with shareholders (Business Combination)		$ (641)
Treasury Shares, Settlement with shareholders (Business Combination) (in Shares)
Share Premium, Settlement with shareholders (Business Combination)		$ (217,276)
Number of shares, Issue of share capital – Shared-based payments (in Shares)	[2]	1,532,969
Shares issued amount, Issue of share capital – Shared-based payments	[2]	$ 15,330
Shares to be issued amount, Issue of share capital – Shared-based payments	[2]	$ (2,427)
Treasury Shares, Issue of share capital – Shared-based payments (in Shares)	[2]
Share Premium, Issue of share capital – Shared-based payments	[2]	$ 1,186,013
Cost of own shares held, Issue of share capital – Shared-based payments	[2]
Number of shares, Balance (in Shares)		40,003,674
Shares issued amount, Balance		$ 401,272
Shares to be issued amount, Balance
Treasury Shares, Balance (in Shares)		(1,232)
Share Premium, Balance		$ 70,152,421
Cost of own shares held, Balance		$ (303,768)

[1]	In April 2023, the Company entered into a Share Purchase Agreement with Nomura Securities International, Inc (“Nomura”). The Agreement provides for a committed equity financing facility under which the Company has the option, but not the obligation, to sell up to the equivalent of $50 million in aggregate gross purchase price of its ordinary shares to Nomura over a 36-month period, subject to the terms of the Agreement. The Company intends to use the proceeds from any future sales of securities under the financing facility, if it is utilized, for general corporate purposes.
[2]	On December 2024, the Board of Directors approved an increase in the Company’s share capital by an amount of $15,330 (equivalent to 1,532,969 shares), bringing the total share capital to $401,272. This increase was authorized to issue the shares under “Shared to be issued” and the related ones to “RSUs” in the statement of changes in equity (non-cash transaction)